Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In 2022, the SEC released its final rules requiring that the “pay versus performance” disclosure codified in the Dodd-Frank Act of 2010 be provided by companies filing proxy and information statements regarding executive compensation. The rules require a disclosure of “compensation actually paid” to the principal executive officer (“PEO”) and named executive officers (“NEOs”) other than the PEO, as well certain other required disclosure. Compensation “actually paid” has a specific formula set forth in the rules.
The following table sets forth such pay versus performance information:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(4)	Average Summary Compensation Table for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return of Fixed $100 Investment(2)	Net Income (Loss)(3)
2025	$2,571,777	$2,857,038	$842,092	$924,033	$187.74	$(18,225,000)
2024	$1,795,746	$1,906,614	$832,088	$890,040	$88.30	$(18,175,000)
2023	$2,099,250	$2,022,706	$1,420,834	$1,372,990	$78.74	$(27,871,000)

(1)	PEO for 2025, 2024, and 2023: Kendall Larsen.
Non-PEO NEOs for 2025, 2024 and 2023: Robert D. Short III, Ph.D., former Chief Scientist, and Katherine Allanson, Chief Financial Officer.
(2)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31, 2025, 2024, and 2023, calculated in accordance with Item 201(e) of Regulation S-K.

(3)	Net Income (Loss) for each year as set forth in our Consolidated Statements of Operations in our Annual Report on Form 10-K for each applicable year.
(4)	The following table sets forth a reconciliation of the total compensation reflected in the summary compensation table to the compensation actually paid to the PEO and non-PEO NEOs:

	2025		2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,571,777	$842,092	$1,795,746	$832,088	$2,099,250	$1,420,834
Less: Current year stock and option award grants in Summary Compensation Table	$(1,011,000)	$(303,300)	$(295,000)	$(182,200)	$(27,024)	$(13,512)
Add fair value of unvested awards granted in current year	$632,740	$189,822	$392,500	$235,500	$17,654	$8,817
Change in fair value of unvested awards granted in prior years	$350,853	$102,555	$7,566	$2,972	$(37,762)	$(25,009)
Change in fair value of awards vesting in current year, granted in prior years	$312,667	$92,864	$5,802	$1,680	$(31,460)	$(19,166)
Add: fair value of awards granted in and vested in current year	$—	$—	$—	$—	$2,048	$1,026
	$2,857,038	$924,033	$1,906,614	$890,040	$2,022,706	$1,372,990

Named Executive Officers, Footnote
(1)	PEO for 2025, 2024, and 2023: Kendall Larsen.
	Non-PEO NEOs for 2025, 2024 and 2023: Robert D. Short III, Ph.D., former Chief Scientist, and Katherine Allanson, Chief Financial Officer.
PEO Total Compensation Amount	$ 2,571,777	$ 1,795,746	$ 2,099,250
PEO Actually Paid Compensation Amount	$ 2,857,038	1,906,614	2,022,706
Adjustment To PEO Compensation, Footnote
(4)	The following table sets forth a reconciliation of the total compensation reflected in the summary compensation table to the compensation actually paid to the PEO and non-PEO NEOs:

	2025		2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,571,777	$842,092	$1,795,746	$832,088	$2,099,250	$1,420,834
Less: Current year stock and option award grants in Summary Compensation Table	$(1,011,000)	$(303,300)	$(295,000)	$(182,200)	$(27,024)	$(13,512)
Add fair value of unvested awards granted in current year	$632,740	$189,822	$392,500	$235,500	$17,654	$8,817
Change in fair value of unvested awards granted in prior years	$350,853	$102,555	$7,566	$2,972	$(37,762)	$(25,009)
Change in fair value of awards vesting in current year, granted in prior years	$312,667	$92,864	$5,802	$1,680	$(31,460)	$(19,166)
Add: fair value of awards granted in and vested in current year	$—	$—	$—	$—	$2,048	$1,026
	$2,857,038	$924,033	$1,906,614	$890,040	$2,022,706	$1,372,990

Non-PEO NEO Average Total Compensation Amount	$ 842,092	832,088	1,420,834
Non-PEO NEO Average Compensation Actually Paid Amount	$ 924,033	890,040	1,372,990
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table sets forth a reconciliation of the total compensation reflected in the summary compensation table to the compensation actually paid to the PEO and non-PEO NEOs:

	2025		2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,571,777	$842,092	$1,795,746	$832,088	$2,099,250	$1,420,834
Less: Current year stock and option award grants in Summary Compensation Table	$(1,011,000)	$(303,300)	$(295,000)	$(182,200)	$(27,024)	$(13,512)
Add fair value of unvested awards granted in current year	$632,740	$189,822	$392,500	$235,500	$17,654	$8,817
Change in fair value of unvested awards granted in prior years	$350,853	$102,555	$7,566	$2,972	$(37,762)	$(25,009)
Change in fair value of awards vesting in current year, granted in prior years	$312,667	$92,864	$5,802	$1,680	$(31,460)	$(19,166)
Add: fair value of awards granted in and vested in current year	$—	$—	$—	$—	$2,048	$1,026
	$2,857,038	$924,033	$1,906,614	$890,040	$2,022,706	$1,372,990

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our Total Shareholder Return during the three most recently completed fiscal years:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEO, the average of CAP to our Non-PEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years:

Total Shareholder Return Amount	$ 187.74	88.3	78.74
Net Income (Loss)	$ (18,225,000)	$ (18,175,000)	$ (27,871,000)
PEO Name	Kendall Larsen	Kendall Larsen	Kendall Larsen
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,011,000)	$ (295,000)	$ (27,024)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	632,740	392,500	17,654
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,853	7,566	(37,762)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,048
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,667	5,802	(31,460)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,300)	(182,200)	(13,512)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,822	235,500	8,817
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,555	2,972	(25,009)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,026
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 92,864	$ 1,680	$ (19,166)